17. SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 17. SUBSEQUENT EVENTS	17. SUBSEQUENT EVENTS There are no subsequent events after March 31, 2014.